Income Tax (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
Schedule of Income Tax	Income tax consist of the following for the year ended March 31, 2024:
	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Current tax expenses	$119,238	$387,407
Deferred tax (benefit) / expense	28,241	135,640
Income tax expense	$147,479	$523,047

Schedule of Consolidated Statement of Comprehensive Income	Consolidated statement of comprehensive income
	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Deferred tax related to item charged directly to equity:
Net loss/(gain) on translations of foreign subsidiaries	$(27,701)	$(72,663)
Total	$(27,701)	$(72,663)

Schedule of Reconciliation of Deferred Tax (Liabilities)/Asset Net	The tax associated with such an item is also recognized in other comprehensive income or equity respectively.
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Accounting profit before tax	$800,653	$(1,112,790)
Less: Net profit/(loss) of the Lytus BVI and non-taxable loss / (profit) of GHSI	114,296	(3,134,953)
Net Accounting profit	686,357	2,022,163
At Indian statutory income tax rate of 25.17%	224,878	508,979
Accelerated tax depreciation	(131,667)	(139,328)
Others mainly timing differences	19,728	8,038
Exchange differences	6,299	(9,718)
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$119,238	387,407

Schedule of Financial Statement	Reflected in the financial statement of financial position as follows:
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Opening balance	$399,174	3,305,308
Acquired in business combination	—	121,319
Current income tax accrual	119,238	$387,407
Adjustment on account of modification	—	(3,399,850)
Exchange rate difference	(3,565)	(15,010)
Taxes paid/adjustments	(354,581)	—
Closing balance of current income taxes payables	$160,266	$399,174

Schedule of Deferred Tax	Deferred tax relates to the following temporary differences:
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Deferred tax assets
Temporary timing differences	$70,463	$(22,878)
Foreign currency translations of foreign subsidiary	—	126,624
Total deferred tax assets	$70,463	$103,746
Deferred tax liabilities
Accelerated depreciation on tangible and intangible assets	$498,112	$1,625,271
Acquired in business combination	—	295,177
Temporary differences	—	9,929
On translations of foreign subsidiary operations	3,381	72,663
Reversed in deconsolidation/Modification of contracts	—	(1,533,644)
Exchange rate difference	—	(8,963)
Total deferred tax liabilities	$494,731	$478,359

Schedule of Reconciliation of Deferred Tax (Liabilities)/Asset Net	Reconciliation of deferred tax (liabilities)/asset net:
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Opening balance	$(374,613)	$(1,407,020)
Tax expense during the period recognised in profit & loss	(131,677)	(135,640)
Exchange rate difference	(6,134)	(37,613)
Tax expenses during the period recognised in other comprehensive income	39,771	(72,663)
Temporary timing differences	31,066	(9,929)
Reversed on deconsolidation of a subsidiary	(146,715)	(1,510,767)
Acquired in business combination	—	(295,177)
Total deferred tax (liabilities)/assets net	$(424,268)	$(374,613)